Related Parties Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of related party [text block] [Abstract]
Schedule of compensation to related parties
	Year ended December 31
	2020	2019	2018
	U.S. dollars in thousands
Compensation to directors employed by the Company	1,122	656	470
Compensation to other key management personnel	1,245	1,410	1,646
Compensation to directors who are not employed by the Company	80	80	66

Schedule of compensation to key management personnel for work services
	Year ended December 31
	2020	2019	2018
	U.S. dollars in thousands
Payroll, management fees, and other short-term benefits	1,402	1,721	1,758
Bonuses and commissions	667	173	146
Share-based payments	297	226	219
	2,366	2,120	2,123

Schedule of balances with related parties
	December 31
	2020	2019
	U.S. dollars in thousands
Employees payable	58	53
Employees accrued vacation	141	110
Accrued bonuses & commissions	142	170
Accounts payable	71	69
	412	402